Memorandum items - Schedule of off-balance sheet funds managed by the entity and joint ventures (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 209,737	€ 181,880	€ 186,927
Investment funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	165,174	142,189	145,987
Pension funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	14,831	14,021	16,078
Assets under management
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 29,732	€ 25,670	€ 24,862